Segmental analysis - Total revenue (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segmental analysis
Total revenue	£ 14,906	£ 14,364
Retail Banking
Segmental analysis
Total revenue	4,916	4,331
Private Banking & Wealth Management
Segmental analysis
Total revenue	617	614
Commercial & Institutional
Segmental analysis
Total revenue	6,729	7,072
Central items & other
Segmental analysis
Total revenue	2,644	2,347
Inter-segmental | Retail Banking
Segmental analysis
Total revenue	(6)	(7)
Inter-segmental | Private Banking & Wealth Management
Segmental analysis
Total revenue	(774)	(715)
Inter-segmental | Commercial & Institutional
Segmental analysis
Total revenue	794	936
Inter-segmental | Central items & other
Segmental analysis
Total revenue	(14)	(214)
Operating segment
Segmental analysis
Total revenue	14,906	14,364
Operating segment | Retail Banking
Segmental analysis
Total revenue	4,922	4,338
Operating segment | Private Banking & Wealth Management
Segmental analysis
Total revenue	1,391	1,329
Operating segment | Commercial & Institutional
Segmental analysis
Total revenue	5,935	6,136
Operating segment | Central items & other
Segmental analysis
Total revenue	£ 2,658	£ 2,561